Employment and Compensation Arrangements	12 Months Ended
Dec. 31, 2018
Employment and Compensation Arrangements
Employment and Compensation Arrangements

Note 15: Employment and Compensation Arrangements

Employee Incentive Plans

The Company’s 2016 Equity Incentive Plan provides for certain employees of the Company to be eligible to participate in equity ownership in the Company. Equity awards may be issued in the form of options to purchase shares of the Company which are exercisable upon the occurrence of conditions specified within individual award agreements. Equity awards may also be issued in the form of restricted shares with dividend rights subject to vesting terms and conditions specified in individual award agreements. Additionally, the Company may make available share purchase rights under the terms of the 2016 Equity Incentive Plan. Total share-based compensation expense included in the Consolidated Statements of Operations amounted to $13,715 and $17,663 for the years ended December 31, 2018 and 2017, respectively. The total associated tax benefits recognized amounted to $2,740 and $3,192 for the years ended December 31, 2018 and 2017, respectively.

The Company’s Management Incentive Plan provides for certain employees of the Company to be eligible to purchase shares of the Company. See Note 14 — Shareholders’ Equity for additional information. Along with each subscription, employees may receive a corresponding number of options to acquire additional ordinary shares subject to five year vesting.

The Company issues shares for stock options from authorized shares. At December 31, 2018, the Company was authorized to grant up to 250,000 stock options under its existing stock incentive plans. As of December 31, 2018 and 2017, 64,399 and 79,307, respectively, stock options have not been granted.

As of December 31, 2018 and 2017, there was $19,637 and $29,633, respectively, of total unrecognized compensation cost, related to outstanding stock options, which is expected to be recognized through 2023 with a remaining weighted-average service period of 5.0 years.

The Company’s stock option activity is summarized below:

	Number	Weighted Average	Weighted Average	Aggregate
	of	Exercise Price per	Remaining	Intrinsic
	Options	Share	Contractual Life	Value
Outstanding as of December 31, 2017	170,693	$1,572	9.3	$2,262
Granted	31,178	1,678	9.7	—
Forfeited and expired	(16,270)	1,601	—	—
Outstanding as of December 31, 2018	185,601	$1,587	8.5	$13,293
Vested and exercisable at December 31, 2018	50,364	$1,568	8.3	$3,880

The aggregate intrinsic value in the table above represents the difference between the Company’s most recent valuation and the exercise price of each in-the-money option on the last day of the period presented.

No stock options were exercised in the years ended December 31, 2018 or 2017. The weighted-average fair value of options granted per share was $244 and $253 as of December 31, 2018 and 2017, respectively.

The Company accounts for awards issued under the Equity Incentive Plan as additional contributions to equity. Share-based compensation includes expense associated with stock option grants which is estimated based on the grant date fair value of the award issued. Share-based compensation expense related to stock options is recognized over the vesting period of the award, which is generally five years, on a graded-scale basis. The Company uses the Black-Scholes option pricing model to estimate the fair value of options granted. The Black-Scholes model takes into account the fair value of an ordinary share and the contractual and expected term of the stock option, expected volatility, dividend yield, and risk-free interest rate. The fair value of our ordinary shares is determined utilizing an external third party pricing specialist. The contractual term of the option ranges from the 1 year to 10 years. While the Company does not have any history for expected terms, employees do not have any specific benefit to exercise the options before the terms are met as the shares are not freely tradable, and as such an expected term near the high end of the contractual range is deemed most appropriate. Expected volatility is the average volatility over the expected terms of comparable public entities from the same industry historical data. The risk-free interest rate is based on a treasury rate with a remaining term similar to the contractual term of the option. The Company is recently formed and at this time does not expect to distribute any dividends. The Company recognizes forfeitures as they occur and does not expect to have material forfeitures. The assumptions used to value the Company’s options granted during the period presented and their expected lives were as follows:

	December 31,
	2018	2017
Weighted-average expected dividend yield	—	—
Expected volatility	21.00 – 23.05%	24.84 – 27.90%
Weighted-average expected volatility	21.86%	27.50%
Weighted-average risk-free interest rate	3.02%	2.53%
Expected life (in years)	8.5	9.0